Reporting on Financial Instruments - Schedule of Financial Assets and Liabilities Measured on Recurring Basis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Fair value	€ 23,642	€ 13,215
Carrying amount	23,642	13,215
Net gains or losses	(9)	(14)
Fair value	15,462	14,166
Carrying amount	15,462	14,166
Net gains or losses	(13)	(16)
Financial Liabilities Current [Member]
Statement Line Items [Line Items]
Fair value	165	170
Carrying amount	165	170
Net gains or losses
Trade Payables [Member]
Statement Line Items [Line Items]
Fair value	1,805	1,621
Carrying amount	1,805	1,621
Net gains or losses	(13)	(48)
Other Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	29	20
Carrying amount	29	20
Net gains or losses
Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	12,382	11,803
Carrying amount	12,382	11,803
Net gains or losses		32
Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	14,382	13,614
Carrying amount	14,382	13,614
Net gains or losses	(13)	(16)
Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	1,080	552
Carrying amount	1,080	552
Net gains or losses		(32)
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Fair value	19,451	11,083
Carrying amount	19,451	11,083
Net gains or losses	(10)
Trade Receivables [Member]
Statement Line Items [Line Items]
Fair value	3,397	1,561
Carrying amount	3,397	1,561
Net gains or losses	1	(1)
Other Financial Assets [Member]
Statement Line Items [Line Items]
Fair value	794	571
Carrying amount	794	571
Net gains or losses		(13)
Financial Receivables and Assets [Member]
Statement Line Items [Line Items]
Fair value
Carrying amount
Miscellaneous Current Financial Receivables and Assets [Member]
Statement Line Items [Line Items]
Net gains or losses